Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 30,117	$ 25,598	$ 24,776
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments, net	10,275	8,125	(8,217)
Unrealized gains (losses) from available-for-sale securities	(1)	95	(36)
Total other comprehensive income (loss), net of tax	10,274	8,220	(8,253)
Total comprehensive income	40,391	33,818	16,523
Comprehensive income attributable to redeemable non-controlling interests	4,374	5,106	1,649
Comprehensive income attributable to non-controlling interests	2,672	2,645	1,200
Comprehensive income attributable to Magic Software Enterprises’ shareholders	$ 33,345	$ 26,067	$ 13,674